Scope of Consolidation and Non-Consolidated Entities - Impact of Deconsolidation on Group's Financial Statements (Detail) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2023	Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale					$ 0	$ (21,768,000)
Liabilities related to asset held for sale					0	14,864,000
Non-controlling interests					0	7,973,000
Profit from deconsolidation		$ 13,834,000	$ 8,392,000	$ 8,392,000	$ 8,392,000	$ (15,345,000)	$ (28,358,000)
Calyxt Inc [Member] | Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale	$ (19,714)
Liabilities related to asset held for sale	23,592
Non-controlling interests	3,625
Net assets, liabilities and equity derecognized	7,503
Consideration received in cash	0
Fair value of the retained investment	15,097
Consideration received	15,097
Profit from deconsolidation	$ 22,600